Assets and liabilities measured at fair value on a recurring basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets
Mortgage servicing rights	$ 154,430		$ 151,323	$ 166,907
Derivatives	41,925		61,886
Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,827	[1]
Mortgage servicing rights	0
Derivatives	0
Loans held-for-sale	0
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,073,304	[1]
Mortgage servicing rights	0
Derivatives	41,935
Loans held-for-sale	4,779
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	42,585
Business Acquisition, Contingent Consideration, at Fair Value	0
Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,070	[1]
Mortgage servicing rights	154,430
Derivatives	0
Loans held-for-sale	376,582
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0
Business Acquisition, Contingent Consideration, at Fair Value	112,002
Fair Value, Measurements, Recurring [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,084,201		5,009,823
Trading Account Assets Fair Value Disclosure	314,515		436,330
Mortgage servicing rights	154,430		151,323
Derivatives	41,935		61,887
Total	5,595,081		5,659,363
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(42,585)		(66,700)
Business Acquisition, Contingent Consideration, at Fair Value	(112,002)		(99,762)
Total	(154,587)		(166,462)
Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	37,238		38,668
Fair Value, Measurements, Recurring [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	1,096,318		985,546
Fair Value, Measurements, Recurring [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	54,981		58,728
Trading Account Assets Fair Value Disclosure	24,801		90,332
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,367,065		1,697,642
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,473		57,792
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	1,483,147		2,139,569
Trading Account Assets Fair Value Disclosure	262,863		325,205
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,406		6,916
Fair Value, Measurements, Recurring [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	35,573		24,962
Trading Account Assets Fair Value Disclosure	23,734		17,248
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	3,117		3,545
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,827		3,465
Trading Account Assets Fair Value Disclosure	0		0
Mortgage servicing rights	0		0
Derivatives	0		0
Total	3,827		3,465
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Total	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,827		3,465
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	5,073,304		4,998,923
Trading Account Assets Fair Value Disclosure	297,959		407,709
Mortgage servicing rights	0		0
Derivatives	41,935		61,887
Total	5,413,198		5,468,519
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	(42,585)		(66,700)
Business Acquisition, Contingent Consideration, at Fair Value	0		0
Total	(42,585)		(66,700)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	37,238		38,668
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	1,096,318		985,546
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	54,981		58,728
Trading Account Assets Fair Value Disclosure	24,801		90,332
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,367,065		1,697,642
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	2,473		57,792
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	1,476,077		2,132,134
Trading Account Assets Fair Value Disclosure	251,046		303,428
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	3,579		3,451
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	35,573		24,962
Trading Account Assets Fair Value Disclosure	21,494		13,212
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	618		737
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,070		7,435
Trading Account Assets Fair Value Disclosure	16,556		28,621
Mortgage servicing rights	154,430		151,323
Derivatives	0		0
Total	178,056		187,379
Liabilities
Derivative Financial Instruments Liabilities Fair Value Disclosure	0		0
Business Acquisition, Contingent Consideration, at Fair Value	(112,002)		(99,762)
Total	(112,002)		(99,762)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Sponsored Enterprises Debt Securities Member
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Puerto Rico States And Political Subdivisions Debt Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	7,070		7,435
Trading Account Assets Fair Value Disclosure	11,817		21,777
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Securities [Member]
Assets
Available For Sale Securities Fair Value Disclosure	0		0
Trading Account Assets Fair Value Disclosure	2,240		4,036
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Obligations Member
Assets
Trading Account Assets Fair Value Disclosure	$ 2,499		$ 2,808

[1]	Refer to Note 31 to the consolidated financial statements for the fair value by class of financial asset and its hierarchy level.